Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Thousands	Jun. 30, 2022 MXN ($)
LIBOR 1M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 692,087
DFI Notional Amount	2,500,000
LIBOR 3M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	427,050
DFI Notional Amount	156,250
LIBOR 6M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	736,541
DFI Notional Amount	243,750
EURIBOR 3M EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	650,000
TIIE 28D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	6,039,402
DFI Notional Amount	31,733,673
TIIE 91D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 22,624,391